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BBH Partner Fund - Small Cap Equity
BBH PARTNER FUND—SMALL CAP EQUITY SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the BBH Partner Fund – Small Cap Equity (the “Fund”) is to provide investors with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees

(Fees paid directly from your investment)

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	BBH Partner Fund - Small Cap Equity Class I Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the subscription amount)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of the amount being reinvested)	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BBH Partner Fund - Small Cap Equity Class I Shares
Management Fees	0.85%
Shareholder Service Fee	none
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.92%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BBH Partner Fund - Small Cap Equity | Class I Shares | USD ($)	94	294	510	1,132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap equity securities. Such securities will be publicly traded and issued by domestic issuers directly. The Fund primarily seeks to purchase common stock. The Investment Adviser considers small cap securities to be securities that at the time of purchase have market capitalizations between (or equal) to the largest and smallest companies within the Russell 2000 Index and/or are constituents of the Russell 2000 Index, as of the date of the latest reconstitution. As of January 31, 2024, the market capitalization range of companies included in the Russell 2000 Index was $12.92 million to $29.58 billion. The Fund will concentrate at least 25% of its net assets in the Software & Services Industry Group within the Information Technology Sector.

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), employs a “manager of managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s Sub-adviser, Bares Capital Management, Inc. (“Sub-adviser”). Subject to the general supervision by the Fund’s Board of Trustees (“Board”), the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-adviser. The Sub-adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities. However, the Investment Adviser may, when deemed appropriate, manage all or a portion of the Fund’s assets according to the Fund’s principal investment strategies.

The Sub-adviser’s focuses on identifying companies that it believes are qualitatively excellent through “bottoms-up” research, primarily involving a review of public documents; field work, including company site visits, industry trade shows, user conferences and product demonstrations; discussions with suppliers, customers and competitors; and other primary and secondary due diligence. The Fund will typically invest in companies with durable competitive advantages; the potential for high returns on invested capital; skilled, shareholder-friendly management teams; and large growth opportunities. After qualitative assessment is complete, the Sub-adviser values the companies that meet its criteria using a discounted cash flow model or other relevant methods and invests in a limited number of companies that present the most compelling mix of qualitative characteristics (e.g., competitive position) and quantitative metrics (e.g., price in relation to intrinsic value). As part of the Fund’s investment process, the Sub-adviser considers environmental, social and governance (“ESG”) factors for certain investments in the portfolio. ESG factors include, the environmental and social impact of the issuer as well as the issuer’s instituted governance programs. Investments may be sold if they appreciate to levels at or near the higher end of the Sub-adviser’s estimated ranges of intrinsic value. However, the Fund may retain these investments if they continue to meet the Fund’s investment objective and strategy.

The Fund operates as a “non-diversified company” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a significant portion of its assets in the securities of a limited number of issuers. The Fund invests in at least 20 companies, each of which must meet the Sub-adviser’s prescriptive fundamental criteria.

PRINCIPAL RISKS OF THE FUND
FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Class I Shares (% Per Calendar Year)

Highest Performing Quarter:	13.90% in 1st quarter of 2023
Lowest Performing Quarter:	(17.58)% in 2nd quarter of 2022

Average Annual Total Returns (through December 31, 2023) The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Total Returns (through December 31, 2023)
Average Annual Returns - BBH Partner Fund - Small Cap Equity	Label	1 Year	Since Inception	Inception Date
Class I Shares	Return Before Taxes	21.17%	(9.90%)	Jul. 08, 2021
Return After Taxes on Distributions | Class I Shares	Return After Taxes on Distributions	21.17%	(9.99%)
Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	12.53%	(7.43%)
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	16.93%	(2.43%)	Jul. 08, 2021